CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Line Items]
Cash	$ 2,481	$ 7,575
Denominated in U.S. dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash	852	3,469
Denominated in NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash	1,022	2,230
Denominated In Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 607	$ 1,876